Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		45,350,000	45,350,000
Common stock, shares issued		9,068,899	9,044,733
Common stock, shares outstanding		9,068,899	9,044,733
Phoenix Biotech Acquisition Corp
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares		764,957	1,288,298
Common stock subject to possible redemption value, price per share (in Dollars per share)		$ 11.03	$ 10.26
Convertible preferred stock Series Seed
Preferred stock, shares authorized		5,155,703	5,155,703
Preferred stock, shares issued		5,155,703	5,155,703
Preferred stock, shares outstanding		5,155,703	5,155,703
Series Seed, aggregate liquidation preference		4,154,981
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Series A
Preferred stock, shares authorized		24,614,402	24,614,402
Preferred stock, shares issued		22,764,764	22,764,764
Preferred stock, shares outstanding		22,764,764	22,764,764
Series Seed, aggregate liquidation preference		39,999,967
Class A Common Stock | Phoenix Biotech Acquisition Corp
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		60,000,000	60,000,000
Common stock, shares issued		5,481,250	885,000
Common stock, shares outstanding		5,481,250	885,000
Class B Common Stock | Phoenix Biotech Acquisition Corp
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		0	4,596,250
Common stock, shares outstanding		0	4,596,250
Predecessor
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		45,350,000
Common stock, shares issued		9,068,899
Common stock, shares outstanding		9,068,899
Predecessor | Convertible preferred stock Series Seed
Preferred stock, shares authorized		5,155,703
Preferred stock, shares issued		5,155,703
Preferred stock, shares outstanding		5,155,703
Series Seed, aggregate liquidation preference		4,154,981
Preferred stock, par value (in Dollars per share)		$ 0.0001
Predecessor | Series A
Preferred stock, shares authorized		24,614,402
Preferred stock, shares issued		22,764,764
Preferred stock, shares outstanding		22,764,764
Series Seed, aggregate liquidation preference		39,999,967
Predecessor | Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Successor | Series A Convertible Preferred Stock
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	10,039
Preferred stock, shares outstanding	10,039
Preferred stock, par value (in Dollars per share)	$ 0.0001
Successor | Series B Convertible Preferred Stock
Preferred stock, shares authorized	626
Preferred stock, shares issued	626
Preferred stock, shares outstanding	626
Preferred stock, par value (in Dollars per share)	$ 0.0001
Successor | Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	60,000,000
Common stock, shares issued	14,706,847
Common stock, shares outstanding	14,706,847
Successor | Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0